PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 8 -           PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2014	2013(*)
Cost:
Land and buildings	6,232	$5,582
Machinery and equipment	36,299	34,696
Motor vehicles	334	418
Office furniture and equipment	1,646	1,559
Software	1,197	1,166
	45,708	43,421

Less: Accumulated depreciation	34,184	32,274
Depreciated cost	11,524	$11,147

(*) Excluding held for sale assets at December 31, 2013

Depreciation and amortization expenses amounted to $2,069, $1,859 and $1,906 for the years ended December 31, 2014, 2013 and 2012, respectively (depreciation and amortization expenses do not include impairment charges).